EQUITY INVESTMENTS	12 Months Ended
Jun. 30, 2019
EQUITY INVESTMENTS
EQUITY INVESTMENTS

NOTE 11 -   EQUITY INVESTMENTS

Investments in equity investees

The following long-term investments were accounted for under the equity method as of June 30, 2018 and 2019 as indicated:

		Long-term		Advance
		investment, at	Share of	to
	Interest	cost, less	undistributed	investee
June 30, 2018	held	impairment	profits	company	Total

Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$23,276	3,091	—	26,367
China Techenergy Co., Ltd.	40.00%	9,057	3,642	45	12,744
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	799	4,757	—	5,556
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,489	2,162	—	3,651
Beijing Hollysys Digital Technology Co.,Ltd.	25.00%	3,729	(192)	—	3,537
Shenzhen Hollysys Intelligent Technologies Co., Ltd.	60.00%	2,717	(1,445)	—	1,272
Beijing AIRmaker Technology Co., Ltd.	20.00%	151	—	—	151
Southcon Development Sdn Bhd.	30.00%	223	(112)	—	111
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	453	(453)	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	—	—	—	—
		$41,894	11,450	45	53,389

		Long-term		Advance
		investment, at	Share of	to
	Interest	cost, less	undistributed	investee
June 30, 2019	held	impairment	profits	company	Total

Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$22,456	2,491	—	24,947
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	771	5,054	—	5,825
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,436	1,778	—	3,214
China Techenergy Co., Ltd.	40.00%	—	2,989	—	2,989
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	4,110	(2,118)	—	1,992
HuNan LingXiang Maglev Technology Co., Ltd.	20.00%	1,456	(268)	—	1,188
Beijing AIRmaker Technology Co., Ltd.	20.00%	146	(23)	—	123
Southcon Development Sdn Bhd.	30.00%	217	(109)	—	108
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	437	(437)	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—
		$31,029	9,357	—	40,386

The Company holds a 20% equity interest of Shenhua Hollysys Information Technology Co., Ltd. (“Shenhua Information”), but does not account for the investment using the equity method because:

1)	Only one out of the five board representatives is elected by the Company and the remaining 80% equity interest is held by a large state-owned company which, in the view of the management, operates Shenhua Information without regards to the views of the Company;
2)	Key management of Shenhua Information including the chief executive officer, chief financial officer, chief operating officer and head of accounting are all appointed by the other shareholder.
3)	Based on the articles of association of Shenhua Information, there are no matters that require unanimous approval of all shareholders and there are no participating rights for non-controlling shareholders.

There were no impairment indicators for these investments and no impairment loss was recognized for the year ended June 30, 2017, 2018 and 2019.

Deconsolidation of Beijing Hollysys Intelligent Technologies Co., Ltd. ("Hollysys Intelligent") and equity investment in Ningbo Hollysys Intelligent Technologies Co Ltd. ("Ningbo Hollysys")

In June 2018, Ningbo Hollysys was established with a registered capital RMB250,000 (equivalent to $38,060). As of June 30, 2018, Ningbo Hollysys had no operations and no capital contributions were made.

In August 2018, the Company agreed to transfer 100% of their equity interest in Hollysys Intelligent, a wholly owned subsidiary, to Ningbo Hollysys in exchange for a 40% equity interest in Ningbo Hollysys. Upon the transfer of the equity interest, the Company lost control of Hollysys Intelligent and deconsolidated the subsidiary. The Company with the assistance of an independent third-party appraiser, determined the fair value of the consideration received and the retained equity interest in Hollysys Intelligent to be $4,110, which was measured at fair value using a discounted cash flow approach which involves significant unobservable inputs (Level 3), such as the amount and timing of future excepted cash flows, terminal growth rate and discount rate. A disposal gain of $5,768 was recorded in the consolidated statement of comprehensive income for the year ended June 30, 2019. As the Company has the right to appoint two representatives of Ningbo Hollysys' five-member board of directors, the Company has significant influence and uses the equity method to account for its investment in Ningbo Hollysys.

Hollysys Intelligent held a 25% equity interest in Beijing Hollysys Digital Technology Co.,Ltd. ("Hollysys Digital ") and a 60% equity interest in Shenzhen Hollysys Intelligent Technologies Co., Ltd. ("Shenzhen Hollysys") as of June 30, 2018. As discussed above, the Company lost control of Hollysys Intelligent in August 2018, therefore, the related interests in Hollysys Digital and Shenzhen Hollysys were also disposed.

Deconsolidation of Beijing Hollycon Medicine & Technology. Co., Ltd.

In July 2016, Beijing Hollycon Medicine & Technology. Co., Ltd. ("Hollycon"), previously one of the Company's subsidiaries, issued new shares for an aggregate cash consideration of $30,943 to two new third party investors. At the same time, the Company disposed 0.6% of its equity interest in Hollycon for cash consideration of $464. These two transactions resulted in dilution of the Company’s equity interest in Hollycon from 51% to 30%. According to the revised article of association, Hollycon will be managed by a board of directors comprising of a total 5 members, of which, the Company can appoint two directors while the other three shareholders can appoint one director each. The Company can also appoint the chairman of the board. All major management and operation decision need be approved by the board and requires approval by at least 2/3 of the board directors. Profits is allocated to shareholders based on the percentage of respective initial investment. The Company lost control over Hollycon upon the completion of the two transactions set out above, but maintained significant influence over Hollycon, and accounted for the investment in Hollycon using the equity method. On the deconsolidation date, the Company recorded the retained non-controlling equity investee at fair value of $22,737 and recognized a gain of $14,514. The fair value of retained non-controlling interest in Hollycon was measured using a discounted cash flow approach. Key estimates and assumptions include the amount and timing of future expected cash flows, terminal value growth rates, and discount rate.

Investments in equity securities without readily determinable fair values

Investments in equity securities without readily determinable fair value were accounted for as cost method investments prior to adopting ASC 321. As of June 30, 2018, the aggregate carrying amount of all cost method investments was $4,195. As of June 30, 2019, the carrying amount of investments in equity securities without readily determinable fair values for which the measurement alternative was elected was $4,776 after deduction of US$437 of accumulated impairment. There were no unrealized gains (upward adjustments), unrealized losses (downward adjustments and impairment) or net unrealized gains or losses recognized for such equity securities during the year ended June 30, 2019. Net realized gains or loss on equity securities sold were nil for the year ended June 30, 2019.